24. Benefit plans (Details 5) $ in Thousands	Dec. 31, 2017 ARS ($)
2018
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	$ 31,407
2019
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	5,571
2020
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	6,266
2021
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	5,983
2022 to 2028
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	$ 10,371